13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

03/31/2004

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     May 7, 2004

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:   $52117


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     897   10000SH       Sole                     10000
AIR PRODCOM     009158106     957   19100SH       Sole                     19100
ALTRIA GCOM     02209S103    1710   31400SH       Sole                     31400
AMERICANCOM     026874107    1919   26900SH       Sole                     26900
ANADARKOCOM     032511107     851   16400SH       Sole                     16400
BANK OF COM     060505104     753    9300SH       Sole                      9300
BLACK & COM     091797100    1196   21000SH       Sole                     21000
BRISTOL-COM     110122108     715   29500SH       Sole                     29500
CAPITAL COM     14040H105     867   11500SH       Sole                     11500
CENDANT COM     151313103     537   22000SH       Sole                     22000
CHEVRONTCOM     166764100     974   11100SH       Sole                     11100
CITIGROUCOM     172967101    2228   43100SH       Sole                     43100
CONAGRA COM     205887102     539   20000SH       Sole                     20000
CONOCOPHCOM     20825C104    1368   19600SH       Sole                     19600
CVS CORPCOM     126650100     515   14600SH       Sole                     14600
DELPHI CCOM     247126105     539   54100SH       Sole                     54100
DOMINIONCOM     25746U109    1048   16300SH       Sole                     16300
DOW CHEMCOM     260543103     524   13000SH       Sole                     13000
DTE ENERCOM     233331107     654   15900SH       Sole                     15900
EXELON CCOM     30161N101     778   11300SH       Sole                     11300
EXXON MOCOM     30231G102    1905   45800SH       Sole                     45800
FANNIE MCOM     313586109    1041   14000SH       Sole                     14000
FREDDIE COM     313400301    1051   17800SH       Sole                     17800
HARTFORDCOM     416515104    1108   17400SH       Sole                     17400
HCA INC COM     404119109     739   18200SH       Sole                     18200
HOME DEPCOM     437076102     859   23000SH       Sole                     23000
HONEYWELCOM     438516106     508   15000SH       Sole                     15000
INGERSOLCOM     G4776G101    1049   15500SH       Sole                     15500
INT'L BUCOM     459200101    1267   13800SH       Sole                     13800
JOHNSON COM     478160104    1197   23600SH       Sole                     23600
KERR-MCGCOM     492386107    1375   26700SH       Sole                     26700
LOCKHEEDCOM     539830109     685   15000SH       Sole                     15000
MBIA INCCOM     55262C100    1636   26100SH       Sole                     26100
MCDONALDCOM     580135101    1257   44000SH       Sole                     44000
MERCK & COM     589331107     535   12100SH       Sole                     12100
MORGAN SCOM     617446448     923   16100SH       Sole                     16100
MOTOROLACOM     620076109     662   37600SH       Sole                     37600
NOKIA COCOM     654902204    1087   53600SH       Sole                     53600
NORTHROPCOM     666807102     797    8100SH       Sole                      8100
OCCIDENTCOM     674599105    1547   33600SH       Sole                     33600
PFIZER ICOM     717081103    1605   45800SH       Sole                     45800
PITNEY BCOM     724479100    1014   23800SH       Sole                     23800
PROCTER COM     742718109     996    9500SH       Sole                      9500
RAYTHEONCOM     755111507     536   17100SH       Sole                     17100
ROHM ANDCOM     775371107     801   20100SH       Sole                     20100
ST. PAULCOM     792860108    1588   39700SH       Sole                     39700
TEXAS INCOM     882508104    1128   38600SH       Sole                     38600
UNION PACOM     907818108     526    8800SH       Sole                      8800
UNITED TCOM     913017109    1243   14400SH       Sole                     14400
VERIZON COM     92343v104    1052   28800SH       Sole                     28800
WASHINGTCOM     939322103     829   19400SH       Sole                     19400